SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11 - SHAREHOLDERS' EQUITY:

a.	Share Capital

1)	Ordinary shares

Each holder of the Company’s ordinary shares is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available, when and if declared by the Company’s Board of Directors.  Since inception, the Company has not declared any dividends.

In June 2019, the Company's shareholders decided to increase the authorized share capital of the Company to NIS 1,000,000 divided into 100,000,000 ordinary shares par value 0.01 NIS each.

On July 24, 2019, the Company executed a 1-for-1.789 stock split (“Stock Split”) of the Company’s shares by way of an issuance of bonus shares for each share. Upon the effectiveness of the Stock Split, (i) 0.789 bonus shares were issued for each outstanding share, (ii) the number of ordinary shares into which each outstanding option to purchase ordinary shares is exercisable was proportionally increased, (iii) the exercise price of each exercisable share under such outstanding options to purchase ordinary shares was proportionately decreased, and (iv) the number of shares reserved under the Company's options plans was proportionally adjusted to accommodate the adjustment to the number of exercisable options under the Company's respective option plans.

Unless otherwise indicated, and except for authorized capital, all of the share numbers, number of options to purchase ordinary shares, net income per share amounts, share prices and option exercise prices in these financial statements have been adjusted, on a retroactive basis, to the Stock Split.

In August 2019, the Company completed an IPO on the Nasdaq, in which it issued 5,000,000 ordinary shares at a price per share of $14. During August 2019 the underwriters partially exercised their over-allotment option and purchased an additional 500,000 ordinary shares at the same price per share. The net proceeds received from the IPO were approximately $69,784, after deducting underwriting commissions and other offering expenses of approximately $7,216 in aggregate.

2)	Share-based compensation

On January 30, 2008, the Company’s Board of directors adopted two share option plans as follows (collectively, the “2008 Plans”):

a)	2008 Israeli Option Plan (“2008 Israeli Plan”) allowing the Company to grant options to purchase ordinary shares to Israeli employees, officers, directors, consultants and service providers.
b)	2008 ROW Option Plan (“2008 ROW Plan”) allowing the Company to grant options to purchase ordinary shares to non-Israeli employees, officers, directors, consultants and service providers.

In June 2018, the Company’s Board of directors adopted a new incentive plan (“2018 Incentive Plan”), allowing the Company to grant options to purchase ordinary shares, restricted shares or other awards to Israeli and other non-U.S. employees, officers, directors, consultants and service providers of the Company. The 2018 Incentive Plan also includes as an appendix a sub-plan allowing the Company to grant options to purchase ordinary shares, restricted shares or other incentive awards to U.S. employees, officers, directors, consultants and service providers of the Company. Each option under 2018 Incentive Plan grants the right to exercise such option into one ordinary share of the Company.

The grant of options to Israeli employees, officers and directors under the 2008 Israeli Plan and the 2018 Incentive Plan is subject to the terms stipulated by Sections 102 and 102A of the Israeli Income Tax Ordinance.  Each option grant is subject to the track chosen by the Company, either Section 102 or Section 102A of the Israeli Income Tax Ordinance, and pursuant to the terms thereof, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as benefits, including amounts recorded as salary benefits in the Company’s accounts, in respect of options granted to employees under the 2008 Israeli Plan, with the exception of the work-income benefit component, if any, determined on grant date. For consultants and service providers, grants under the 2008 Israeli Plan and the 2018 Incentive Plan are subject to Section 3(i) of the Israeli Income Tax Ordinance.

Upon the adoption of the 2018 Incentive Plan, the then-current pool of options available for future grants under the 2008 Plans was canceled and returned to the Company’s authorized and un-issued share capital. In addition, any shares returning to the free pool of options under the 2008 Plans, due to options expirations or otherwise, are automatically returning to the Company's authorized and un-issued share capital.

Upon adoption of the 2018 Incentive Plan, up to 1,789,000 of the Company’s authorized and unissued ordinary shares may be issued pursuant to awards under the 2018 Incentive Plan. The Company’s 2018 Incentive Plan includes an evergreen mechanism under which the number of reserved, authorized and unissued ordinary shares of the Company available for issuance of awards pursuant to the 2018 Incentive Plan shall automatically increase on an annual basis as follows: on the first business day of each calendar year beginning in 2019, the number of options equal to the lesser of (i) 800,000 ordinary shares, (ii) three percent of the number of shares outstanding as of such date or (iii) a lesser number of ordinary shares as shall be determined by the board of directors. In January 2020, the Company approved the automatic increase of the number of reserved, authorized and unissued available for issuance of awards pursuant to the 2018 Incentive Plan by additional 800,000 ordinary shares.

Details Regarding Grant of Options:

During 2019, the Company granted options to employees, officers, directors, consultants and service providers as follows: (i) in January the Company granted 475,875 options, (ii) in April the Company granted 112,708 options, (iii) in August the Company granted 30,000 options and (iv) in November the Company granted 132,750 options.
During 2018, the Company granted options to employees, officers, directors, consultants and service providers as follows: (i) in February the Company granted 3,578 options and (ii) in September 2018, the Company granted 354,402 options.

	Year Ended December 31, 2019
	Award amount	Exercise price range	Vesting period	Expiration

Employees, officers and directors	620,126	$7.49-$41.55	0-3 Years	7 Years

Service providers and consultants	131,207	$7.49-$41.55	0-2 Years	7 Years

	Year Ended December 31, 2018
	Award amount	Exercise price range	Vesting period	Expiration

Employees, officers and directors	212,176	$0.56-$6.32	0-2 Years	7 Years

Service providers and consultants	145,804	$6.32	0-2 Years	7 Years

As of December 31, 2019, 736,647 options were available for grant under the 2018 Incentive Plan.

For options granted after the consolidated balance sheet date, see note 15.

a)	Options granted to employees, executive officers and directors

	Year ended December 31
	2019		2018
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Options	price*	Options	price*
Outstanding at beginning of year	6,565,592	$0.69	6,728,398	$0.53
Changes during the year:
Granted	620,126	14.48	212,176	6.22
Exercised	(276,759)	0.90	(287,204)	0.56
Forfeited	(35,492)	8.93	(44,720)	2.86
Expired	(88,556)	0.56	(43,058)	0.56
Outstanding at end of year	6,784,911	$1.90	6,565,592	$0.69
Exercisable at end of year	6,443,780	$0.96	6,359,323	$0.56

* In U.S. dollars per Ordinary Share.

As of December 31, 2019, the weighted-average remaining contractual life of exercisable options was 3.25 years. The total intrinsic value of options exercised during 2019, 2018 and 2017 was approximately $3,206, $1,247 and $199, respectively.

The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

	Year ended December 31
	2019	2018	2017

Fair value of one ordinary share	$7.49-$41.55	$4.86-$6.32	$0.48-$3.12
Dividend yield	0%	0%	0%
Expected volatility	46.03%-51.91%	51.2%	39% –50%
Risk-free interest rate	1.62%-2.60%	2.96%	0.82% – 2.26%
Early exercise multiple (“EEM”)	150% - 250%	150% - 250%	150% - 250%
Contractual term	7 years	7 years	7 years

The expected volatility is based on the historical volatility of comparable companies.

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms.

The employee termination exit rate assumption is based on current geographical data of the Company.

Since the Company’s ordinary shares have been publicly traded for only a short period of time, the early exercise multiple (“EEM”) was based on academic empirical findings. The EEM of grantees in private companies is expected to be higher due to the lack of marketability that leads to a longer exercise period for options.

The total fair value of employee options granted during the years ended December 31, 2019, 2018 and 2017 was $2,171, $408 and $1,301, respectively.

As of December 31, 2019, the Company had 341,131 unvested options. The total unrecognized compensation cost of employee options at December 31, 2019 is $1,626, which is expected to be recognized over a weighted average period of 0.89 years.

b)	Options granted to consultants and other service providers:

	Year ended December 31
	2019		2018
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price*	options	price*
Outstanding at beginning of year	2,826,623	$0.84	2,725,544	$0.54
Changes during the year -
Granted	131,207	12.78	145,804	6.32
Exercised	(339,910)	0.41	(44,725)	0.56
Expired	(101,973)	0.56	-	-
Outstanding at end of year	2,515,947	$1.53	2,826,623	$0.84
Exercisable at end of year	2,488,496	$1.21	2,715,021	$0.61

* In U.S. dollars per Ordinary Share.

The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

	Year ended December 31
	2019	2018	2017

Fair value of one ordinary share	$7.49-$41.55	$6.32	$0.45-$4.11
Dividend yield	0%	0%	0%
Expected volatility	46.03%-51.91%	51.2%	39% –50%
Risk-free interest rate	1.71%-2.60%	2.96%	0.82% – 2.26%
Early exercise multiple	0%	0%	0%
Contractual term	7 years	7 years	7 years

The expected volatility is based on the historical volatility of comparable companies.

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms.

Since the Company’s ordinary shares have been publicly traded for only a short period of time, the early exercise multiple (“EEM”) was based on academic empirical findings. The EEM of grantees in private companies is expected to be higher due to the lack of marketability that leads to a longer exercise period for options.

The total fair value of non-employee options granted during the years ended December 31, 2019, 2018 and 2017 was $627, $508 and $417, respectively.

As of December 31, 2019, the Company had 27,451 unvested options.

The total unrecognized compensation cost of non-employee options at December 31, 2019 is $372 which is expected to be recognized over a weighted average period of 0.13 years.

c)	The following tables summarize information concerning outstanding and exercisable options as of December 31, 2019:

December 31, 2019
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
prices *	year	Life	year	life
$0.20	613,628	1	613,628	1
$0.44	55,459	2.52	55,459	2.52
$0.56	7,597,220	3.35	7,597,220	3.35
$6.32	318,710	5.72	272,870	5.72
$7.49	441,883	6.02	346,839	6.02
$10.23	112,708	6.26	38,760	6.26
$14.00	30,000	6.62	7,500	6.62
$41.55	131,250	6.91	-	-

* In U.S. dollars per Ordinary Share.

The aggregate intrinsic value of total vested and exercisable options as of December 31, 2019 is $325,836.

d)	The following table illustrates the effect of share-based compensation on the statements of income:

	Year ended December 31
	2019	2018	2017

Cost of sales	94	25	36
Research and development expenses	179	63	21
Selling and marketing expenses	1,158	1,817	2,277
General and administrative expenses	126	42	102
	1,557	1,947	2,436

b.	Non-Controlling Interests

i.
In December 2016, the Company signed a joint venture agreement with Guangzhou Sino-Israel Bio-Industry Investment Fund (LLP) (“GIBF”), an investment fund established by the Guangzhou government, to invest in Israeli companies, pursuant to which an Equity Joint Venture Company (“JVC”) was established.  According to the agreement, the Company would provide to the JVC a license to use the Company’s knowledge in exchange for a 51% interest in the JVC, and GIBF would invest (in a Chinese local currency “RMB”) an amount of RMB 50 million (approximately $7.2 million), in exchange for a 49% interest in the JVC. The investment is to be made in three installments following the achievement of specified milestones: (i) 25% of the investment was made 30 days following the investment’s closing, (ii) 35% of the investment is to be made following the initiation of a production and manufacturing line, and (iii) 40% of the investment is to be made following the sale of 10 platforms in China. The JVC will distribute the Company's products in China and develop and manufacture new products for the Chinese market under the Company’s license. In 2017, the JVC satisfied the first milestone and GIBF invested approximately $1.7 million.

Additionally, the non-controlling partner in JVC had the right to convert its equity interest in the JVC in connection with an initial public offering of the Company into shares of the Company, based upon the aggregate investment made in the JVC and the price range established as part of the initial public offering process. On May 5, 2019, the non-controlling partner in the JVC signed an agreement in which it waived any and all rights, privileges and interests with regards to such conversion right (“JVC Waiver”). The JVC Waiver was conditional upon the completion of an initial public offering on or before August 31, 2019.

Following the completion of the IPO on August 7, 2019, the JVC Waiver became effective.

The non-controlling partner in the Company's U.K. subsidiary ("Invasix UK") had the right to convert its equity interests in Invasix UK in connection with an initial public offering of the Company into shares of the Company. The number of the Company’s ordinary shares that would have been issued to the non-controlling partner upon the conversion of its equity interest in Invasix UK would have been based on the percentage of Invasix UK's sales in relation to the total sales of the Company.  On August 30, 2018, the non-controlling partner waived any and all rights, privileges and interests with regards to such conversion right (“UK Waiver”).

The non-controlling partners' conversion rights were presented in the Company’s consolidated financial statements as part of the redeemable non-controlling interest, which were classified as “mezzanine”. The Company adjusted the carrying amount of its redeemable non-controlling interest to its redemption value to retained earnings.

As a result of the UK Waiver, the Company reclassified into non-controlling interests the balance of UK redeemable non- controlling interest in the amount of $1,414. The remaining “mezzanine” balance as of December 31, 2018, represents the JVC’s partner right to convert. From August 30, 2018, the non-controlling partner in Invasix UK has been considered and treated as a non-controlling interest.

As a result of the JVC Waiver, the Company reclassified into non-controlling interests the balance of JVC redeemable non- controlling interest in the amount of $2,317. From August 8, 2019, the non-controlling partner equity interests in JVC has been considered and treated as a non-controlling interest.

ii.	The changes in redeemable non-controlling interest are as follow:

	Year ended December 31
	2019	2018	2017
Balance as of January 1	2,187	3,066	183
Adjustment to redemption value of redeemable non-controlling interest	130	535	1,154
Increases due to additional investment of redeemable non-controlling interest	-	-	1,729
Waiver of redeemable non-controlling interest	(2,317)	(1,414)	-
Balance as of December 31	-,-	2,187	3,066